Derivatives and Financial Instruments - Assets and Liabilities Measured at Fair Value Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indefinite-lived Intangible Assets, Impairment Losses	$ 11.0